Appendix 2 Additional Information Official Bulletin No. 715 of February 3, 2012 - Summary of Number and Amount of Operations (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Impairment Provisions And Recoveries [Abstract]
Number of transactions	377,287	1,261,020	3,800,417	3,887,467
Amount of the transactions	$ 49,648	$ 60,327	$ 242,372	$ 159,250